Other current assets (Tables)	12 Months Ended
Apr. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	As of April 30,
	2025	2026	2026
	S$	S$	US$
Deposits	48,108	30,804	24,184
Prepayments	44,042	4,965,662	3,898,541
Other current assets	48,250	61,314	48,138
	140,400	5,057,780	3,970,863